Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE C – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following at December 31, 2014 and 2013 (in thousands):

	2014	2013	Estimated Useful Lives in Years
Equipment	$19,604	$13,848	3-7
Leasehold improvements	3,541	2,258	2-5
Furniture and fixtures	1,982	1,087	7
Computer hardware	4,249	2,680	3
Computer software	5,033	3,265	2-3
Assets not yet placed in service	495	1,034	—

Subtotal	34,904	24,172
Less accumulated depreciation and amortization	(19,822)	(14,478)

Property and equipment, net	$15,082	$9,694

Depreciation and amortization expense on property and equipment, including leased assets in each period was as follows (in thousands):

	For the years ended December 31,
	2014	2013	2012
Depreciation and amortization expense	$5,345	$4,189	$3,636

In our consolidated statements of operations, we recorded approximately $3,516, $2,985 and $2,800 of depreciation and amortization in cost of revenue for the years ended December 31, 2014, 2013 and 2012, respectively, and we recorded $1,829, $1,204 and $836 of depreciation and amortization in general and administrative expenses for the years ended December 31, 2014, 2013 and 2012, respectively.

Property and equipment under capital leases, included above, consists of the following at December 31, 2014 and 2013 (in thousands):

	2014	2013
Equipment	$8,729	$7,885
Furniture and fixtures	1,250	575
Computer hardware	2,454	1,607
Computer software	523	306
Leasehold Improvements	44	134

Subtotal	13,000	10,507
Less accumulated depreciation and amortization	(4,959)	(5,038)

Property and equipment under capital leases, net	$8,041	$5,469